UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): /  / is a restatement.
                                  /  / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    American Beacon Advisors, Inc.
Address: 4151 Amon Carter Blvd., MD  2450
         Fort Worth , TX 76155

Form 13F File Number: 28-14511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rosemary K. Behan
Title:    Vice President and General Counsel
Phone:    (817) 391-6170

Signature, Place, and Date of Signing:

   /s/ Rosemary K. Behan        Fort Worth, TX     February ?, 2012
  ------------------------      --------------     -----------------
      [Signature]                [City, State]           [Date]


/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
--------------------------------------------------

Form 13F File Number          Name

28-01006                   Barrow, Hanley, Mewhinney & Strauss, LLC
28-02204                   Brandywine Global Investment Management, LLC
28-11166                   Calamos Advisors LLC
28-03578                   Franklin Advisers, Inc.
28-10068                   Hotchkis and Wiley Capital Management LLC
28-10469                   Lazard Asset Management LLC
28-05723                   Metropolitan West Capital Management, LLC
28-11866                   Morgan Stanley Investment Management Inc.
28-11411                   Opus Capital Group, LLC
28-03791                   Pzena Investment Management, LLC
28-01074                   Templeton Investment Counsel, LLC
28-00242                   The Boston Company Asset Management, LLC
28-04884                   The Renaissance Group LLC
28-03676                   Winslow Capital Management, Inc.
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                           -----

Form 13F Information Table Entry Total:      2
                                           -----

Form 13F Information Table Value Total:    $1,290
                                           -------
                                         (thousands)
                                2

                                               FORM 13-F INFORMATION TABLE

COLUMN 1          COLUMN 2    COLUMN 3      COLUMN 4         COLUMN 5         COLUMN 6      COLUMN 7           COLUMN 8

                  TITLE OF                  VALUE      SHRS OR  SH/  PUT/    INVESTMENT      OTHER         VOTING AUTHORITY
NAME OF ISSUER     CLASS       CUSIP       (x$1000)    PRN AMT  PRN  CALL    DISCRETION     MANAGERS      SOLE   SHARED   NONE
--------------   ---------   ---------    ---------    ------- ----- -----   ----------     ---------   -------  -------  -----
E TRADE
FINANCIAL CORP    NOTE 8/3    269246AZ7     599       355,000   PRN           DEFINED                   355,000

                  NOTE
HORIZON LINES     4.25% 8/1   44044KAB7     691       850,000   PRN           DEFINED                   850,000


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